Investment Properties	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Investment Properties

Note 4. Investment Properties

Investment properties consist of the following:

	December 31, 2021	December 31, 2020
Buildings	$4,148,567	$-
Land	2,468,111	-
Investment properties, gross	6,616,678	-
Less accumulated depreciation	(40,889)	-
Investment properties, net	$6,575,789	$-

Depreciation expense for the years ended December 31, 2021 and 2020 was $40,889 and $0, respectively.

On January 31, 2022, the Company through its wholly owned subsidiaries entered into two loan agreements of $2,985,000 and $3,000,000, collateralized by two investment properties acquired during the year ended December 31, 2021. The $2,985,000 loan is guaranteed by the CEO of the Company and the $3,000,000 loan is guaranteed by the CEO and affiliated entities. The loans bear interest at $7.5% and mature on March 1, 2023. Aggregate monthly interest only payments of $37,406 begin March 10, 2022, through February 10, 2023. The loans may be repaid before the maturity date with no prepayment penalty. The loans provide for non-financial covenants and include cross default and collateral provisions for the borrowers.